Consolidated Statements of Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income (Loss) [Abstract]
Net income	$ 176	$ 397
Cash flow hedging instruments:
Change in unrealized gains and losses	96	(94)
Gain in respect of derivative instruments designated for cash flow hedge, net of taxes	1	21
Other comprehensive gain (loss)	97	(73)
Comprehensive income	$ 273	$ 324